Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 405,133	$ 15,988
USDC	56,005
Cryptocurrencies	6,237,917
Other current assets	2,020,374	12,501
Assets of discontinued operations		531,767
Total Current Assets	8,719,429	560,256
Restricted cash, noncurrent		600,000
Deposits for equipment	1,324,963	110,000
Property and equipment, net	29,849,157
Assets of discontinued operations, noncurrent		3,246,277
Total Assets	39,893,549	4,516,533
Current Liabilities
Accounts payable	1,365,716
Due to related parties	336,722	120,000
Other payables and accrued liabilities	191,536	266,047
Current liabilities of discontinued operations		43,546
Total Current Liabilities	1,893,974	429,593
Total Liabilities	1,893,974	429,593
Commitments and Contingencies
Shareholders’ Equity
Common shares, $0.01 par value, 150,000,000 and 50,000,000 shares authorized, 48,043,788 and 15,399,185 shares issued and outstanding of December 31, 2020 and 2019, respectively	480,438	153,992
Share subscription receivables		(45,457)
Additional paid-in capital	53,219,626	17,610,220
Statutory reserve		6,189
Accumulated deficit	(15,700,489)	(13,790,152)
Accumulated other comprehensive loss		(100,185)
Total Bit Digital, Inc.’s Shareholders’ Equity	37,999,575	3,834,607
Noncontrolling interests		252,333
Total Equity	37,999,575	4,086,940
Total Liabilities and Equity	$ 39,893,549	$ 4,516,533